UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 96.4%
Consumer Discretionary — 11.7%
Automobiles & Components — 0.5%
342,700	Modine Manufacturing Co.[1,2]	$3,851,948

Consumer Durables & Apparel — 4.1%
588,400	G-III Apparel Group Ltd.[1]	16,216,304
244,700	Phillips-Van Heusen Corp.	14,035,992

		30,252,296

Hotels, Restaurants & Leisure — 3.6%
309,051	Churchill Downs, Inc.[2]	11,589,413
348,592	Steiner Leisure Ltd.[1]	15,449,597

		27,039,010

Retailing — 3.5%
1,399,400	Charming Shoppes, Inc.[1]	7,640,724
259,500	Group 1 Automotive, Inc.[1,2]	8,267,670
615,400	Penske Auto Group, Inc.[1]	8,874,068
36,000	Vitamin Shoppe, Inc.[1]	808,200

		25,590,662

Total Consumer Discretionary		86,733,916

Consumer Staples — 5.4%
Food, Beverage & Tobacco — 5.4%
661,400	Hain Celestial Group, Inc. (The)[1,2]	11,475,290
617,600	Lance, Inc.[2]	14,285,088
214,050	Ralcorp Holdings, Inc.[1]	14,508,309

Total Consumer Staples		40,268,687

Energy — 3.5%
1,523,900	Advantage Oil & Gas Ltd	10,347,281
467,800	Arena Resources, Inc.[1,2]	15,624,520

Total Energy		25,971,801

Financials — 13.6%
Banks — 8.9%
643,200	Brookline Bancorp, Inc.	6,843,648
764,509	First Horizon National Corp.[1,2]	10,741,345
932,100	FNB Corp.[2]	7,559,331
536,600	Investors Bancorp, Inc.[1]	7,083,120
766,400	National Penn Bancshares, Inc.[2]	5,288,160
457,200	Old National Bancorp	5,463,540
1,089,000	Susquehanna Bancshares, Inc.	10,683,090
613,900	Washington Federal, Inc.	12,474,448

		66,136,682

Diversified Financials — 4.7%
325,250	Artio Global Investors, Inc.	8,046,685
1,045,100	Janus Capital Group, Inc.	14,934,479
438,500	KBW, Inc.[1,2]	11,795,650

		34,776,814

Insurance — 0.0%
6,900	Primerica, Inc.[1]	103,500

Total Financials		101,016,996

Shares		Value
Health Care — 9.4%
Health Care Equipment & Services — 7.7%
774,700	Conmed Corp.[1]	$18,445,607
398,300	Cooper Cos., Inc. (The)[2]	15,485,904
818,600	Cyberonics, Inc.[1,2]	15,684,376
76,750	Edwards Lifesciences Corp.[1]	7,589,040

		57,204,927

Pharmaceuticals & Biotechnology — 1.7%
559,600	BioMarin Pharmaceutical, Inc.[1,2]	13,077,852

Total Health Care		70,282,779

Industrials — 18.2%
Capital Goods — 9.4%
310,600	A. O. Smith Corp.[2]	16,328,242
635,900	Chicago Bridge & Iron Co. N.V.[1]	14,791,034
215,600	CIRCOR International, Inc.	7,160,076
314,300	Cubic Corp.	11,314,800
452,760	Moog, Inc. — Class A1	16,036,759
139,100	RBC Bearings, Inc.[1]	4,433,117

		70,064,028

Commercial Services & Supplies — 8.8%
636,020	G & K Services, Inc. — Class A2	16,460,198
1,326,500	GEO Group, Inc. (The)[1]	26,291,230
734,400	Korn/Ferry International[1]	12,962,160
1,249,800	SFN Group, Inc.[1,2]	10,010,898

		65,724,486

Total Industrials		135,788,514

Information Technology — 21.4%
Semiconductors & Semiconductor Components — 3.2%
2,422,800	Atmel Corp.[1]	12,186,684
1,023,400	Verigy Ltd.[1]	11,441,612

		23,628,296

Software & Services — 9.4%
1,750,400	Art Technology Group, Inc.[1]	7,719,264
270,800	comScore, Inc.[1,2]	4,519,652
704,300	Euronet Worldwide, Inc.[1]	12,980,249
246,096	Fair Isaac Corp.[2]	6,236,073
285,000	Informatica Corp.[1]	7,655,100
1,586,000	S1 Corp.[1]	9,357,400
873,400	Sapient Corp.	7,982,876
809,650	TeleTech Holdings, Inc.[1]	13,828,822

		70,279,436

Technology Hardware & Equipment — 8.8%
741,939	Arris Group, Inc.[1,2]	8,910,687
2,178,000	Brightpoint, Inc.[1]	16,400,340
789,300	Checkpoint Systems, Inc.[1]	17,459,316
562,800	CommScope, Inc.[1]	15,769,656
475,100	Intermec, Inc.[1]	6,736,918

		65,276,917

Total Information Technology		159,184,649

CRM Funds

1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Shares		Value
Materials — 8.0%
431,700	A. Schulman, Inc.[2]	$10,563,699
529,900	Calgon Carbon Corp.[1,2]	9,071,888
336,200	Carpenter Technology Corp.[2]	12,304,920
313,521	Greif, Inc. — Class A	17,218,573
909,900	Louisiana-Pacific Corp.[1]	8,234,595
95,800	Packaging Corp. of America	2,357,638

Total Materials		59,751,313

Telecommunication Services — 2.6%
1,012,254	Syniverse Holdings, Inc.[1,2]	19,708,585

Total Telecommunication Services		19,708,585

Utilities — 2.6%
406,964	El Paso Electric Co.[1]	8,383,459
398,300	NorthWestern Corp.	10,678,423

Total Utilities		19,061,882

Total Common Stock (Cost $597,685,469)		717,769,122

Short-Term Investments — 5.4%
20,121,924	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	20,121,924
20,121,924	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	20,121,924

Total Short-Term Investments (Cost $40,243,848)		40,243,848

Shares		Value
Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.8% (Cost $637,929,317)		$758,012,970

Short-Term Investments Held As Collateral For Loaned Securities — 6.1%

9,099,651	BNP Paribas Commercial Paper	9,099,651
13,845,628	Institutional Money Market Trust	13,845,628
4,822,808	Natixis Commercial Paper	4,822,808
6,369,755	Nova Scotia Bank Commercial Paper	6,369,755
1,091,958	Nova Scotia Commercial Paper	1,091,958
1,164,017	PNC Demand Deposit Account	1,164,017
9,099,646	UBS Finance Commercial Paper	9,099,645

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $45,493,462)		45,493,462

Total Investments — 107.9% (Cost $683,422,779)[3]		803,506,432	[4]
Liabilities in Excess of Other Assets — (7.9%)		(58,892,582)

Total Net Assets — 100.0%		$744,613,850

CRM Funds

2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$717,769,122	$717,769,122	—	—
Short-Term Investments	40,243,848	40,243,848	—	—
Short-Term Investments Held as Collateral for Loaned Securities	45,493,462	45,493,462

Total	$803,506,432	$803,506,432	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $692,081,825. At March 31, 2010, net unrealized appreciation was $111,424,607. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $124,140,306, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $12,715,699.

[4]

At March 31, 2010, the market value of securities on loan for the Small Cap Value Fund was $43,437,699. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 94.8%
Consumer Discretionary — 11.3%
Automobiles & Components — 1.5%
83,200	Lear Corp.[1]	$6,601,920

Consumer Durables & Apparel — 4.9%
212,400	Stanley Black & Decker, Inc.	12,193,884
207,400	Warnaco Group, Inc. (The)[1]	9,895,054

		22,088,938

Hotels, Restaurants & Leisure — 2.6%
214,050	Burger King Holdings, Inc.[2]	4,550,703
184,692	Hyatt Hotels Corp. — Class A1,2	7,195,600

		11,746,303

Media — 2.3%
1,261,850	Interpublic Group of Cos., Inc.[1]	10,498,592

Total Consumer Discretionary		50,935,753

Consumer Staples — 2.9%
Food, Beverage & Tobacco — 2.9%
114,150	McCormick & Co., Inc.[2]	4,378,794
128,900	Ralcorp Holdings, Inc.[1]	8,736,842

Total Consumer Staples		13,115,636

Energy — 4.7%
289,850	Denbury Resources, Inc.[1]	4,889,769
287,600	Patterson-UTI Energy, Inc.[2]	4,017,772
264,000	Rowan Cos., Inc.[1,2]	7,685,040
57,300	Whiting Petroleum Corp.[1,2]	4,632,132

Total Energy		21,224,713

Financials — 16.9%
Banks — 12.3%
411,500	Associated Banc-Corp.	5,678,700
81,100	City National Corp.[2]	4,376,967
213,200	Comerica, Inc.	8,110,128
334,000	Fifth Third Bancorp[2]	4,539,060
462,773	First Horizon National Corp.[1]	6,501,954
644,380	People’s United Financial, Inc.	10,078,103
161,350	SunTrust Banks, Inc.[2]	4,322,567
489,800	TFS Financial Corp.[2]	6,538,830
393,100	Umpqua Holdings Corp.[2]	5,212,506

		55,358,815

Diversified Financials — 2.5%
198,200	Artio Global Investors, Inc.	4,903,468
183,200	Lazard Ltd. — Class A	6,540,240

		11,443,708

Insurance — 0.0%
4,200	Primerica, Inc.[1]	63,000

Real Estate — 2.1%
158,000	CB Richard Ellis Group, Inc. — Class A1	2,504,300
148,300	Rayonier, Inc.[2]	6,737,269

		9,241,569

Total Financials		76,107,092

Shares		Value
Health Care — 10.7%

Health Care Equipment & Services — 9.0%
87,500	Beckman Coulter, Inc.	$5,495,000
135,800	C.R. Bard, Inc.[2]	11,762,996
264,000	CIGNA Corp.	9,657,120
235,700	Cooper Cos., Inc. (The)[2]	9,164,016
46,600	Edwards Lifesciences Corp.[1]	4,607,808

		40,686,940

Pharmaceuticals & Biotechnology — 1.7%
326,100	BioMarin Pharmaceutical, Inc.[1]	7,620,957

Total Health Care		48,307,897

Industrials — 14.5%
Capital Goods — 9.9%
316,500	Aecom Technology Corp.[1,2]	8,979,105
335,650	Brady Corp. — Class A	10,445,428
119,950	Lennox International, Inc.	5,316,184
278,800	Moog, Inc. — Class A1	9,875,096
264,000	Quanta Services, Inc.[1]	5,058,240
160,100	Timken Co.	4,804,601

		44,478,654

Commercial Services & Supplies — 4.4%
52,100	Dun & Bradstreet Corp. (The)	3,877,282
186,600	Equifax, Inc.[2]	6,680,280
162,400	Manpower, Inc.[2]	9,276,288

		19,833,850

Transportation — 0.2%
114,600	Hertz Global Holdings, Inc.[1]	1,144,854

Total Industrials		65,457,358

Information Technology — 11.8%
Semiconductors & Semiconductor Components — 3.3%
9,200	Analog Devices, Inc.	265,144
1,612,240	LSI Corp.[1]	9,866,909
562,250	ON Semiconductor Corp.[1,2]	4,498,000

		14,630,053

Software & Services — 6.3%
234,050	BMC Software, Inc.[1]	8,893,900
802,050	Monster Worldwide, Inc.[1,2]	13,322,050
353,790	Parametric Technology Corp.[1]	6,385,910

		28,601,860

Technology Hardware & Equipment — 2.2%
351,450	CommScope, Inc.[1]	9,847,629

Total Information Technology		53,079,542

Materials — 12.5%
101,600	Airgas, Inc.	6,463,792

CRM Funds

1

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Shares		Value
Materials — (continued)
212,750	Albemarle Corp.	$9,069,532
318,200	Calgon Carbon Corp.[1,2]	5,447,584
166,950	Celanese Corp. — Series A	5,317,358
123,050	FMC Corp.	7,449,447
170,750	Greif, Inc. — Class A	9,377,590
186,800	International Flavors & Fragrances, Inc.	8,904,756
181,600	MeadWestvaco Corp.	4,639,880

Total Materials		56,669,939

Telecommunication Services — 2.3%
539,700	Syniverse Holdings, Inc.[1]	10,507,959

Total Telecommunication Services		10,507,959

Utilities — 7.2%
337,150	American Water Works Co., Inc.	7,336,384
429,000	CMS Energy Corp.[2]	6,632,340
220,050	EQT Corp.	9,022,050
259,900	Northeast Utilities	7,183,636
187,400	NV Energy, Inc.	2,310,642

Total Utilities		32,485,052

Total Common Stock (Cost $362,638,663)		427,890,941

Short-Term Investments — 4.0%
9,025,462	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	9,025,462
9,025,461	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	9,025,461

Shares		Value
Total Short-Term Investments (Cost $18,050,923)		$18,050,923

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 98.8% (Cost $380,689,586)		445,941,864

Short-Term Investments Held As Collateral For Loaned Securities — 20.4%

18,412,110	BNP Paribas Commercial Paper	18,412,110
28,015,056	Institutional Money Market Trust	28,015,056
9,758,405	Natixis Commercial Paper	9,758,405
12,888,477	Nova Scotia Bank Commercial Paper	12,888,477
2,209,453	Nova Scotia Commercial Paper	2,209,453
2,355,255	PNC Demand Deposit Account	2,355,255
18,412,100	UBS Finance Commercial Paper	18,412,099

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $92,050,855)		92,050,855

Total Investments — 119.2% (Cost $472,740,441)[3]		537,992,719	[4]
Liabilities in Excess of Other Assets — (19.2%)		(86,699,096)

Total Net Assets — 100.0%		$451,293,623

CRM Funds

2

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$427,890,941	$427,890,941	—	—
Short-Term Investments	18,050,923	18,050,923
Short-Term Investments Held as Collateral for Loaned Securities	92,050,855	92,050,855	—	—

Total	$537,992,719	$537,992,719	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $479,308,135. At March 31, 2010, net unrealized appreciation was $58,684,584. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $66,706,887, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,022,303.

[4]

At March 31, 2010, the market value of securities on loan for the Small/Mid Cap Value Fund was $87,783,976. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

3

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 96.5%
Consumer Discretionary — 9.8%
Consumer Durables & Apparel — 5.3%
1,306,600	Hasbro, Inc.[2]	$50,016,648
1,755,100	Stanley Black & Decker, Inc.	100,760,291
601,500	VF Corp.[2]	48,210,225

		198,987,164

Media — 4.5%
1,394,968	Omnicom Group, Inc.[2]	54,138,708
3,261,700	Viacom, Inc. — Class B1	112,137,246

		166,275,954

Total Consumer Discretionary		365,263,118

Consumer Staples — 6.3%
Food, Beverage & Tobacco — 6.3%
3,647,200	Coca-Cola Enterprises, Inc.	100,881,552
27,800	H.J. Heinz Co.[2]	1,267,958
939,403	McCormick & Co., Inc.[2]	36,035,499
836,200	Mead Johnson Nutrition Co.	43,507,486
1,284,400	Molson Coors Brewing Co. — Class B2	54,021,864

Total Consumer Staples		235,714,359

Energy — 6.8%
1,406,600	Baker Hughes, Inc.[2]	65,885,144
2,458,200	Denbury Resources, Inc.[1]	41,469,834
294,300	Hess Corp.	18,408,465
2,365,300	Nexen, Inc.	58,446,563
4,246,900	Weatherford International Ltd.[1]	67,355,834

Total Energy		251,565,840

Financials — 20.0%
Banks — 4.4%
2,793,600	Fifth Third Bancorp[2]	37,965,024
5,630,270	People’s United Financial, Inc.	88,057,423
1,345,700	SunTrust Banks, Inc.[2]	36,051,303

		162,073,750

Diversified Financials — 9.5%
1,635,900	Ameriprise Financial, Inc.	74,204,424
3,501,600	Invesco Ltd.	76,720,056
1,902,200	NYSE Euronext	56,324,142
1,605,160	State Street Corp.	72,456,922
3,818,400	TD Ameritrade Holding Corp.[1,2]	72,778,704

		352,484,248

Insurance — 5.6%
1,774,445	AON Corp.	75,786,546
34,800	Primerica, Inc.[1]	522,000
1,908,800	Unum Group	47,280,976
4,397,100	XL Capital Ltd. — Class A	83,105,190

		206,694,712

Shares		Value
Real Estate — 0.5%
1,296,500	CB Richard Ellis Group, Inc. — Class A1	$20,549,525

Total Financials		741,802,235

Health Care — 10.7%
Health Care Equipment & Services — 10.7%
1,065,637	C.R. Bard, Inc.	92,305,477
2,551,600	St. Jude Medical, Inc.[1]	104,743,180
1,467,800	Stryker Corp.[2]	83,987,516
1,942,800	Zimmer Holdings, Inc.[1]	115,013,760

Total Health Care		396,049,933

Industrials — 12.7%
Capital Goods — 8.3%
1,548,700	Cooper Industries PLC[3]	74,244,678
1,089,100	Fluor Corp.[2]	50,654,041
3,273,535	Tyco International Ltd.	125,212,714
1,147,800	URS Corp.[1]	56,942,358

		307,053,791

Commercial Services & Supplies — 4.4%
1,312,000	Avery Dennison Corp.[2]	47,769,920
456,727	Dun & Bradstreet Corp. (The)	33,989,623
1,422,244	Manpower, Inc.[2]	81,238,577

		162,998,120

Total Industrials		470,051,911

Information Technology — 14.6%
Semiconductors & Semiconductor Components — 3.2%
1,224,659	Analog Devices, Inc.	35,294,673
13,695,968	LSI Corp.[1]	83,819,324

		119,113,997

Software & Services — 9.7%
2,246,234	BMC Software, Inc.[1]	85,356,892
2,994,514	Electronic Arts, Inc.[1,2]	55,877,631
2,954,329	Parametric Technology Corp.[1]	53,325,638
789,000	Sybase, Inc.[1,2]	36,783,180
3,279,400	Symantec Corp.[1]	55,487,448
4,364,054	Western Union Co. (The)[2]	74,014,356

		360,845,145

Technology Hardware & Equipment — 1.7%
3,455,800	Seagate Technology[1]	63,102,908

Total Information Technology		543,062,050

Materials — 9.5%
1,055,800	Air Products & Chemicals, Inc.	78,076,410
1,470,100	Allegheny Technologies, Inc.[2]	79,370,699
1,232,400	Celanese Corp. — Series A	39,251,940
3,096,900	Crown Holdings, Inc.[1]	83,492,424
977,000	FMC Corp.	59,147,580
136,550	Martin Marietta Materials, Inc.[2]	11,408,753

Total Materials		350,747,806

CRM Funds

1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

Shares		Value
Utilities — 6.1%
1,612,820	American Electric Power Co., Inc.	$55,126,188
3,374,087	CMS Energy Corp.[2]	52,163,385
1,765,400	DPL, Inc.	48,001,226
860,000	Entergy Corp.	69,961,000
31,100	Wisconsin Energy Corp.	1,536,651

Total Utilities		226,788,450

Total Common Stock (Cost $3,082,638,112)		3,581,045,702

Short-Term Investments — 3.6%
65,676,026	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	65,676,026
65,676,025	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	65,676,025

Total Short-Term Investments (Cost $131,352,051)		131,352,051

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $3,213,990,163)		3,712,397,753

Short-Term Investments Held As Collateral For Loaned Securities — 9.7%
72,488,101	BNP Paribas Commercial Paper	72,488,101
110,294,703	Institutional Money Market Trust	110,294,703
38,418,640	Natixis Commercial Paper	38,418,640
50,741,671	Nova Scotia Bank Commercial Paper	50,741,671
8,698,572	Nova Scotia Commercial Paper	8,698,572
9,272,592	PNC Demand Deposit Account	9,272,592
72,488,061	UBS Finance Commercial Paper	72,488,061

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $362,402,340)		362,402,340

Shares	Value
Total Investments — 109.8% (Cost $3,576,392,503)[4]	$4,074,800,093	[5]
Liabilities in Excess of Other Assets — (9.8%)	(365,269,854)

Total Net Assets — 100.0%	$3,709,530,239

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$3,581,045,702	$3,581,045,702	—	—
Short-Term Investments	131,352,051	131,352,051	—	—
Short-Term Investments Held as Collateral for Loaned Securities	362,402,340	362,402,340	—	—

Total	$4,074,800,093	$4,074,800,093	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $3,620,176,087. At March 31, 2010, net unrealized appreciation was $454,624,006. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $530,899,920, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $76,275,914.

[5]

At March 31, 2010, the market value of securities on loan for the Mid Cap Value Fund was $351,405,778. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

2

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 97.8%
Consumer Discretionary — 9.7%
Consumer Durables & Apparel — 2.5%
29,700	Stanley Black & Decker, Inc.	$1,705,077

Hotels, Restaurants & Leisure — 2.5%
17,400	Carnival Corp.	676,512
15,100	McDonald’s Corp.	1,007,472

		1,683,984

Media — 3.3%
63,800	Viacom, Inc. — Class B1	2,193,444

Retailing — 1.4%
39,900	Lowe’s Cos., Inc.	967,176

Total Consumer Discretionary		6,549,681

Consumer Staples — 10.7%
Food & Drug Retailing — 2.4%
44,100	CVS Caremark Corp.	1,612,296

Food, Beverage & Tobacco — 8.3%
90,100	Coca-Cola Enterprises, Inc.	2,492,166
18,400	Kellogg Co.	983,112
15,600	Mead Johnson Nutrition Co.	811,668
20,100	PepsiCo, Inc.	1,329,816

		5,616,762

Total Consumer Staples		7,229,058

Energy — 10.9%
20,200	Baker Hughes, Inc.	946,168
24,700	Exxon Mobil Corp.	1,654,406
7,000	Hess Corp.	437,850
12,100	Occidental Petroleum Corp.	1,022,934
30,100	Suncor Energy, Inc.	979,454
60,800	Talisman Energy, Inc.	1,037,248
80,100	Weatherford International Ltd.[1]	1,270,386

Total Energy		7,348,446

Financials — 14.8%
Diversified Financials — 11.7%
24,500	American Express Co.	1,010,870
132,500	Bank of America Corp.	2,365,125
36,200	Charles Schwab Corp. (The)	676,578
3,200	CME Group, Inc.	1,011,552
33,700	JPMorgan Chase & Co.	1,508,075
29,550	State Street Corp.	1,333,887

		7,906,087

Insurance — 3.1%
600	Primerica, Inc.[1]	9,000
34,200	Prudential Financial, Inc.	2,069,100

		2,078,100

Total Financials		9,984,187

Health Care — 10.5%
Health Care Equipment & Services — 7.6%
19,400	C.R. Bard, Inc.	1,680,428
30,100	Covidien PLC[2]	1,513,428
33,400	Stryker Corp.	1,911,148

		5,105,004

Shares		Value
Health Care —(continued)
Pharmaceuticals & Biotechnology — 2.9%
48,500	Roche Holding AG, ADR[3]	$1,965,220

Total Health Care		7,070,224

Industrials — 10.5%
Capital Goods — 8.3%
13,900	Illinois Tool Works, Inc.	658,304
39,300	Quanta Services, Inc.[1]	752,988
1,200	Raytheon Co.	68,544
64,100	Tyco International Ltd.	2,451,825
22,900	United Technologies Corp.	1,685,669

		5,617,330

Commercial Services & Supplies — 2.2%
25,600	Manpower, Inc.	1,462,272

Total Industrials		7,079,602

Information Technology — 23.6%
Semiconductors & Semiconductor Components — 2.2%
65,500	Intel Corp.	1,458,030

Software & Services — 15.6%
47,600	Accenture PLC — Class A2	1,996,820
42,400	BMC Software, Inc.[1]	1,611,200
54,200	Electronic Arts, Inc.[1]	1,011,372
55,600	Microsoft Corp.	1,627,412
36,800	Oracle Corp.	945,392
64,830	Symantec Corp.[1]	1,096,924
72,000	Western Union Co. (The)	1,221,120
61,930	Yahoo!, Inc.[1]	1,023,703

		10,533,943

Technology Hardware & Equipment — 5.8%
29,400	Agilent Technologies, Inc.[1]	1,011,066
32,300	Hewlett-Packard Co.	1,716,745
64,700	Seagate Technology[1]	1,181,422

		3,909,233

Total Information Technology		15,901,206

Materials — 3.6%
19,000	Air Products & Chemicals, Inc.	1,405,050
23,300	Teck Resources Ltd. — Class B1	1,014,948

Total Materials		2,419,998

Utilities — 3.5%
32,500	American Electric Power Co., Inc.	1,110,850
14,900	Entergy Corp.	1,212,115

Total Utilities		2,322,965

Total Common Stock (Cost $57,224,613)		65,905,367

CRM Funds

1

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

Shares		Value
Short-Term Investments — 2.0%
665,303	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$665,303
665,302	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	665,302

Total Short-Term Investments (Cost $1,330,605)		1,330,605

Total Investments — 99.8% (Cost $58,555,218)[4]		67,235,972
Other Assets in Excess of Liabilities — 0.2%		117,985

Total Net Assets — 100.0%		$67,353,957

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$65,905,367	$65,905,367	—	—
Short-Term Investments	1,330,605	1,330,605	—	—

Total	$67,235,972	$67,235,972	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]

The cost for Federal income tax purposes was $59,331,143. At March 31, 2010, net unrealized appreciation was $7,904,829. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,000,674, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,095,845.

CRM Funds

2

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 98.3%
Consumer Discretionary — 9.0%
Automobiles & Components — 1.7%
4,150	Lear Corp.[1]	$329,303

Consumer Durables & Apparel — 3.1%
10,700	Stanley Black & Decker, Inc.	614,287

Media — 2.3%
54,300	Interpublic Group of Cos., Inc.[1]	451,776

Retailing — 1.9%
25,400	Penske Auto Group, Inc.[1]	366,268

Total Consumer Discretionary		1,761,634

Consumer Staples — 5.0%
Food, Beverage & Tobacco — 5.0%
21,650	Coca-Cola Enterprises, Inc.	598,839
5,600	Ralcorp Holdings, Inc.[1]	379,568

Total Consumer Staples		978,407

Energy — 9.9%
10,700	Baker Hughes, Inc.	501,188
11,700	Rowan Cos., Inc.[1]	340,587
10,950	Suncor Energy, Inc.	356,313
22,350	Talisman Energy, Inc.	381,291
22,650	Weatherford International Ltd.[1]	359,229

Total Energy		1,938,608

Financials — 16.4%
Diversified Financials — 13.2%
40,550	Bank of America Corp.	723,818
13,450	Invesco Ltd.	294,689
11,700	JPMorgan Chase & Co.	523,575
7,900	Lazard Ltd. — Class A	282,030
7,950	State Street Corp.	358,863
21,350	TD Ameritrade Holding Corp.[1]	406,931

		2,589,906

Insurance — 3.2%
300	Primerica, Inc.[1]	4,500
10,350	Prudential Financial, Inc.	626,175

		630,675

Total Financials		3,220,581

Health Care — 11.9%
Health Care Equipment & Services — 6.9%
5,450	C.R. Bard, Inc.	472,079
9,300	Cooper Cos., Inc. (The)	361,584
9,300	Stryker Corp.	532,146

		1,365,809

Pharmaceuticals & Biotechnology — 5.0%
15,450	BioMarin Pharmaceutical, Inc.[1]	361,066
15,150	Roche Holding AG, ADR[2]	613,878

		974,944

Total Health Care		2,340,753

Shares		Value
Industrials — 13.6%
Capital Goods — 8.7%
13,050	Brady Corp. — Class A	$406,116
8,900	Moog, Inc. — Class A1	315,238
17,900	Tyco International Ltd.	684,675
4,150	United Technologies Corp.	305,482

		1,711,511

Commercial Services & Supplies — 4.9%
30,250	GEO Group, Inc. (The)[1]	599,555
6,500	Manpower, Inc.	371,280

		970,835

Total Industrials		2,682,346

Information Technology — 21.5%
Semiconductors & Semiconductor Components — 5.2%
23,000	Intel Corp.	511,980
83,850	LSI Corp.[1]	513,162

		1,025,142

Software & Services — 9.8%
14,800	Accenture PLC — Class A3	620,860
9,600	BMC Software, Inc.[1]	364,800
17,500	Electronic Arts, Inc.[1]	326,550
36,800	Monster Worldwide, Inc.[1]	611,248

		1,923,458

Technology Hardware & Equipment — 6.5%
16,500	CommScope, Inc.[1]	462,330
8,100	Hewlett-Packard Co.	430,515
21,350	Seagate Technology[1]	389,851

		1,282,696

Total Information Technology		4,231,296

Materials — 4.8%
12,350	A. Schulman, Inc.	302,204
4,450	Air Products & Chemicals, Inc.	329,078
11,300	Crown Holdings, Inc.[1]	304,648

Total Materials		935,930

Telecommunication Services — 2.4%
24,750	Syniverse Holdings, Inc.[1]	481,882

Total Telecommunication Services		481,882

Utilities — 3.8%
11,700	American Electric Power Co., Inc.	399,906
4,150	Entergy Corp.	337,603

Total Utilities		737,509

Total Common Stock (Cost $17,499,136)		19,308,946

Short-Term Investments — 1.8%
178,159	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	178,159

CRM Funds

1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
178,158	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	$178,158

Total Short-Term Investments (Cost $356,317)		356,317

Total Investments — 100.1% (Cost $17,855,453)[4]		19,665,263
Liabilities in Excess of Other Assets — (0.1%)		(18,509)

Total Net Assets — 100.0%		$19,646,754

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$19,308,946	$19,308,946	—	—
Short-Term Investments	356,317	356,317	—	—

Total	$19,665,263	$19,665,263	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $17,993,386. At March 31, 2010, net unrealized appreciation was $1,671,877. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,916,185, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $244,308.

CRM Funds

2

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Long Positions — 117.4%
Common Stock — 114.0%
Consumer Discretionary — 11.2%
Consumer Durables & Apparel — 2.9%
3,475	Stanley Black & Decker, Inc.	$199,500

Hotels, Restaurants & Leisure — 2.9%
2,000	Carnival Corp.	77,760
1,750	McDonald’s Corp.[2]	116,760

		194,520

Media — 3.7%
7,375	Viacom, Inc. — Class B1,2	253,552

Retailing — 1.7%
4,675	Lowe’s Cos., Inc.	113,322

Total Consumer Discretionary		760,894

Consumer Staples — 12.3%
Food & Drug Retailing — 2.8%
5,125	CVS Caremark Corp.	187,370

Food, Beverage & Tobacco — 9.5%
10,400	Coca-Cola Enterprises, Inc.[2]	287,664
2,100	Kellogg Co.	112,203
1,825	Mead Johnson Nutrition Co.	94,955
2,315	PepsiCo, Inc.	153,160

		647,982

Total Consumer Staples		835,352

Energy — 11.8%
2,275	Baker Hughes, Inc.[2]	106,561
2,865	Exxon Mobil Corp.[2]	191,898
1,400	Occidental Petroleum Corp.[2]	118,356
3,505	Suncor Energy, Inc.[2]	114,053
7,035	Talisman Energy, Inc.	120,017
9,575	Weatherford International Ltd.[1,2]	151,859

Total Energy		802,744

Financials — 17.2%
Diversified Financials — 13.6%
2,850	American Express Co.[2]	117,591
15,300	Bank of America Corp.	273,105
4,200	Charles Schwab Corp. (The)	78,498
380	CME Group, Inc.	120,122
3,930	JPMorgan Chase & Co.	175,867
3,450	State Street Corp.	155,733

		920,916

Insurance — 3.6%
300	Primerica, Inc.[1]	4,500
3,950	Prudential Financial, Inc.[2]	238,975

		243,475

Total Financials		1,164,391

Shares		Value
Health Care — 13.7%
Health Care Equipment & Services — 10.3%
660	Alcon, Inc.	$106,630
2,260	C.R. Bard, Inc.[2]	195,761
3,575	Covidien PLC[2,3]	179,751
3,780	Stryker Corp.[2]	216,292

		698,434

Pharmaceuticals & Biotechnology — 3.4%
5,635	Roche Holding AG, ADR[2,4]	228,330

Total Health Care		926,764

Industrials — 12.2%
Capital Goods — 9.6%
1,750	Illinois Tool Works, Inc.	82,880
4,500	Quanta Services, Inc.[1]	86,220
7,395	Tyco International Ltd.[2]	282,859
2,700	United Technologies Corp.[2]	198,747

		650,706

Commercial Services & Supplies — 2.6%
3,065	Manpower, Inc.[2]	175,073

Total Industrials		825,779

Information Technology — 27.4%
Semiconductors & Semiconductor Components — 2.5%
7,675	Intel Corp.	170,846

Software & Services — 18.2%
5,525	Accenture PLC — Class A3	231,774
4,975	BMC Software, Inc.[1,2]	189,050
6,330	Electronic Arts, Inc.[1]	118,118
6,510	Microsoft Corp.[2]	190,548
4,305	Oracle Corp.	110,595
7,505	Symantec Corp.[1,2]	126,984
8,420	Western Union Co. (The)[2]	142,803
7,305	Yahoo!, Inc.[1,2]	120,752

		1,230,624

Technology Hardware & Equipment — 6.7%
3,350	Agilent Technologies, Inc.[1]	115,206
3,805	Hewlett-Packard Co.[2]	202,236
7,600	Seagate Technology[1]	138,776

		456,218

Total Information Technology		1,857,688

Materials — 4.1%
2,190	Air Products & Chemicals, Inc.[2]	161,951
2,700	Teck Resources Ltd. — Class B1	117,612

Total Materials		279,563

Utilities — 4.1%
3,800	American Electric Power Co., Inc.[2]	129,884
1,775	Entergy Corp.	144,396

Total Utilities		274,280

Total Common Stock (Cost $6,699,550)		7,727,455

CRM Funds

1

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Shares		Value
Short-Term Investments — 3.4%
112,689	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$112,689
112,688	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	112,688

Total Short-Term Investments (Cost $225,377)		225,377

Total Long Positions (Cost $6,924,927)		7,952,832

Securities Sold Short — (22.3%)
Common Stock Sold Short — (12.5%)
Consumer Discretionary — (2.1%)
Automobiles & Components — (0.5%)
(1,200)	Harley-Davidson, Inc.	(33,684)

Consumer Durables & Apparel — (0.8%)
(1,100)	Fortune Brands, Inc.	(53,361)

Hotels, Restaurants & Leisure — (0.8%)
(1,400)	Yum! Brands, Inc.	(53,662)

Total Consumer Discretionary		(140,707)

Consumer Staples — (1.2%)
Food, Beverage & Tobacco — (0.5%)
(1,300)	Coca-Cola Hellenic Bottling Co. S.A., ADR[4]	(34,723)

Household & Personal Products — (0.7%)
(600)	Colgate-Palmolive Co.	(51,156)

Total Consumer Staples		(85,879)

Financials — (2.9%)
Diversified Financials — (0.5%)
(900)	Waddell & Reed Financial, Inc. — Class A	(32,436)

Insurance — (0.6%)
(1,400)	Principal Financial Group, Inc.	(40,894)

Real Estate — (1.8%)
(3,200)	Annaly Capital Management, Inc.	(54,976)
(2,100)	Kimco Realty Corp.	(32,844)
(1,000)	Mack-Cali Realty Corp.	(35,250)

		(123,070)

Total Financials		(196,400)

Health Care — (2.1%)
Health Care Equipment & Services — (0.5%)
(950)	DENTSPLY International, Inc.	(33,108)

Pharmaceuticals & Biotechnology — (1.6%)
(2,050)	Bristol-Myers Squibb Co.	(54,735)
(2,350)	Endo Pharmaceuticals Holdings, Inc.[1]	(55,671)

		(110,406)

Total Health Care		(143,514)

Shares		Value
Industrials — (2.0%)
Capital Goods — (0.9%)
(500)	Cummins, Inc.	$(30,975)
(800)	Pall Corp.	(32,392)

		(63,367)

Commercial Services & Supplies — (0.5%)
(1,300)	HNI Corp.	(34,619)

Transportation — (0.6%)
(500)	Union Pacific Corp.	(36,650)

Total Industrials		(134,636)

Information Technology — (1.7%)
Semiconductors & Semiconductor Components — (0.5%)
(1,875)	NVIDIA Corp.[1]	(32,588)

Software & Services — (0.5%)
(2,800)	Activision Blizzard, Inc.	(33,768)

Technology Hardware & Equipment — (0.7%)
(1,200)	Western Digital Corp.[1]	(46,788)

Total Information Technology		(113,144)

Materials — (0.5%)
(1,400)	Nalco Holding Co.	(34,062)

Total Materials		(34,062)

Total Common Stock Sold Short (Proceeds $834,744)		(848,342)

Exchange-Traded Funds Sold Short — (9.8%)
(1,170)	Energy Select Sector SPDR Fund	(67,298)
(2,550)	Semiconductor HOLDRs Trust	(71,018)
(1,600)	Software HOLDRs Trust	(67,984)
(4,305)	SPDR KBW Regional Banking	(112,877)
(1,975)	SPDR S&P 500 Trust	(231,055)
(2,700)	SPDR S&P Retail	(111,564)

Total Exchange-Traded Funds Sold Short (Proceeds $608,575)		(661,796)

Total Securities Sold Short (Proceeds $1,443,319)		(1,510,138)

Other Assets in Excess of Liabilities — 4.9%		334,570

Total Net Assets — 100.0%		$6,777,264

CRM Funds

2

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities
Common Stock	$7,727,455	$7,727,455	—	—
Short-Term Investments	225,377	225,377	—	—

Total	$7,952,832	$7,952,832	—	—

Liabilities:
Securities Sold Short
Common Stock	$ (848,342)	$(848,342)	—	—
Exchange-Traded Funds	(661,796)	(661,796)	—	—

Total	$(1,510,138)	$(1,510,138)	—	—

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	PLC — Public Limited Company.
[4]	ADR — American Depository Receipt.
[5]

The cost for Federal income tax purposes was $7,106,249. At March 31, 2010, net unrealized appreciation was $846,583. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,059,834, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $213,251.

CRM Funds

3

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 95.1%
Bermuda — 2.6%
172,000	Noble Group Ltd.	$376,225
19,250	Seadrill Ltd.	448,601

Total Bermuda		824,826

Brazil — 9.0%
43,800	All America Latina Logistica SA	400,477
37,400	Cosan SA Industria e Comercio[1]	454,264
54,500	Diagnosticos da America SA	474,713
52,700	PDG Realty SA Empreendimentos e Participacoes	440,957
13,450	Petroleo Brasileiro SA, ADR[2]	598,390
18,900	Vale SA, ADR[2]	524,664

Total Brazil		2,893,465

Canada — 7.1%
5,300	Canadian Natural Resources Ltd.	392,262
25,900	Pacific Rubiales Energy Corp.[1]	503,133
17,300	Suncor Energy, Inc.	562,614
23,100	Talisman Energy, Inc.	395,064
9,600	Teck Resources Ltd. — Class B1	418,255

Total Canada		2,271,328

Finland — 1.2%
11,145	Outotec OYJ	401,165

Total Finland		401,165

France — 2.4%
3,335	LVMH Moet Hennessy Louis Vuitton SA	389,815
1,920	Vallourec SA	387,174

Total France		776,989

Germany — 5.1%
7,462	Adidas AG	399,113
5,280	Deutsche Boerse AG	391,375
3,860	Linde AG	460,564
16,900	Symrise AG	402,425

Total Germany		1,653,477

Indonesia — 2.5%
426,500	Bank Rakyat Indonesia	386,683
102,500	Indo Tambangraya Megah PT	428,609

Total Indonesia		815,292

Ireland — 3.5%
8,100	Accenture PLC — Class A3	339,795
12,525	DCC PLC[1,3]	324,806
63,580	Dragon Oil PLC[1,3]	466,975

Total Ireland		1,131,576

Italy — 1.2%
10,385	Saipem SpA	401,862

Total Italy		401,862

Shares		Value
Japan — 6.6%
21,900	Bridgestone Corp.	$373,862
20,500	Komatsu Ltd.	429,778
18,000	Nikon Corp.	392,962
11,700	Santen Pharmaceutical Co. Ltd.	351,163
36,100	Shinko Electric Industries Co. Ltd.	558,355

Total Japan		2,106,120

Netherlands — 3.1%
7,890	Fugro N.V.	515,677
15,045	Imtech N.V.	481,803

Total Netherlands		997,480

Norway — 1.4%
38,600	DnB NOR ASA[1]	440,998

Total Norway		440,998

Singapore — 1.3%
137,000	SembCorp Marine Ltd.	410,329

Total Singapore		410,329

South Africa — 1.9%
21,085	Impala Platinum Holdings Ltd.	619,487

Total South Africa		619,487

South Korea — 1.5%
4,610	Hyundai Motor Co.	470,595

Total South Korea		470,595

Switzerland — 5.5%
8,367	Credit Suisse Group AG	431,284
2,505	Roche Holding AG	406,255
1,380	Syngenta AG	383,217
14,000	Tyco International Ltd.	535,500

Total Switzerland		1,756,256

United Kingdom — 7.6%
26,000	Antofagasta PLC[3]	410,331
20,925	Diageo PLC[3]	351,195
17,660	Standard Chartered PLC[3]	481,712
32,600	Travis Perkins PLC[1,3]	404,915
20,670	Tullow Oil PLC[3]	392,083
28,460	Weir Group PLC (The)[3]	403,808

Total United Kingdom		2,444,044

United States — 31.6%
36,100	Bank of America Corp.	644,385
10,150	BMC Software, Inc.[1]	385,700
4,150	C.R. Bard, Inc.	359,473
16,900	Coca-Cola Enterprises, Inc.	467,454
13,100	CommScope, Inc.[1]	367,062
13,700	Crown Holdings, Inc.[1]	369,352
10,650	CVS Caremark Corp.	389,364
7,500	Greif, Inc. — Class A	411,900
7,700	Hewlett-Packard Co.	409,255
6,500	International Flavors & Fragrances, Inc.	309,855
10,750	JPMorgan Chase & Co.	481,062

CRM Funds

1

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Shares		Value
United States — (continued)
70,400	LSI Corp.[1]	$430,848
7,000	Manpower, Inc.	399,840
15,800	Microsoft Corp.	462,466
18,900	Monster Worldwide, Inc.[1]	313,929
300	Primerica, Inc.[1]	4,500
5,800	Prudential Financial, Inc.	350,900
7,900	Quanta Services, Inc.[1]	151,364
7,900	Stanley Black & Decker, Inc.	453,539
6,450	State Street Corp.	291,153
25,700	Syniverse Holdings, Inc.[1]	500,379
16,300	TD Ameritrade Holding Corp.[1]	310,678
5,300	United Technologies Corp.	390,133
19,500	Viacom, Inc. — Class B1	670,410
22,400	Western Union Co. (The)	379,904
7,400	Zimmer Holdings, Inc.[1]	438,080

Total United States		10,142,985

Total Common Stock (Cost $28,064,904)		30,558,274

Shares		Value
Preferred Stock — 1.4%
Brazil — 1.4%
9,600	Ultrapar Participacoes SA
(Cost $381,620)		$458,690

Short-Term Investments — 3.2%
522,728	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	522,728
522,727	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	522,727

Total Short-Term Investments (Cost $1,045,455)		1,045,455

Total Investments — 99.7% (Cost $29,491,979)[4]		32,062,419
Other Assets in Excess of Liabilities — 0.3%		83,350

Total Net Assets — 100.0%		$32,145,769

CRM Funds

2

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Bermuda	$ 824,826	$ 824,826	—	—
Brazil	2,893,465	2,893,465	—	—
Canada	2,271,328	2,271,328	—	—
Finland	401,165	401,165	—	—
France	776,989	776989	—	—
Germany	1,653,477	1,653,477	—	—
Indonesia	815,292	815,292	—	—
Ireland	1,131,576	1,131,576	—	—
Italy	401,862	401,862	—	—
Japan	2,106,120	2,106,120	—	—
Netherlands	997,480	997,480	—	—
Norway	440,998	440,998	—	—
Singapore	410,329	410,329	—	—
South Africa	619,487	619,487	—	—
South Korea	470,595	470,595	—	—
Switzerland	1,756,256	1,756,256	—	—
United Kingdom	2,444,044	2,444,044	—	—
United States	10,142,985	10,142,985	—	—
Preferred Stock
Brazil	458,690	458,690	—	—
Short-Term Investments	1,045,455	1,045,455	—	—

Total	$32,062,419	$32,062,419	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $29,551,911. At March 31, 2010, net unrealized appreciation was $2,510,508. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,725,987, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $215,479.

CRM Funds

3

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

Shares		Value
Common Stock — 94.2%
Australia — 1.2%
2,135	BHP Billiton Ltd.	$85,401

Total Australia		85,401

Belgium/Luxembourg — 1.2%
1,950	Tenaris SA, ADR[2]	83,733

Total Belgium/Luxembourg		83,733

Bermuda — 2.8%
42,000	Noble Group Ltd.	91,869
4,450	Seadrill Ltd.	103,703

Total Bermuda		195,572

Brazil — 11.6%
11,400	All America Latina Logistica SA	104,234
2,960	BRF-Brasil Foods SA	80,011
8,000	Cosan SA Industria e Comercio[1]	97,169
11,800	Diagnosticos da America SA	102,782
6,820	Hypermarcas SA1	83,220
11,400	PDG Realty SA Empreendimentos e Participacoes	95,387
3,100	Petroleo Brasileiro SA, ADR[2]	137,919
4,040	Vale SA, ADR[2]	112,150

Total Brazil		812,872

Canada — 7.2%
1,200	Canadian Natural Resources Ltd.	88,814
5,300	Pacific Rubiales Energy Corp.[1]	102,958
3,920	Suncor Energy, Inc.	127,483
5,300	Talisman Energy, Inc.	90,642
2,100	Teck Resources Ltd. — Class B1	91,493

Total Canada		501,390

Finland — 1.2%
2,395	Outotec OYJ	86,208

Total Finland		86,208

France — 2.5%
745	LVMH Moet Hennessy Louis Vuitton SA	87,080
420	Vallourec SA	84,694

Total France		171,774

Germany — 8.0%
1,620	Adidas AG	86,647
1,490	BASF SE	92,413
1,175	Deutsche Boerse AG	87,096
1,230	Fresenius SE	91,555
785	Linde AG	93,664
4,485	Symrise AG	106,797

Total Germany		558,172

Shares		Value
India — 3.7%
3,109	Maruti Suzuki India Ltd.	$98,194
3,930	Punjab National Bank Ltd.[1]	88,653
22,415	United Phosphorus Ltd.	74,492

Total India		261,339

Indonesia — 2.6%
93,000	Bank Rakyat Indonesia	84,318
23,000	Indo Tambangraya Megah PT	96,175

Total Indonesia		180,493

Ireland — 3.8%
3,305	DCC PLC[1,3]	85,707
13,385	Dragon Oil PLC[1,3]	98,309
2,695	Kerry Group PLC — Class A3	83,720

Total Ireland		267,736

Italy — 1.2%
2,200	Saipem SpA	85,132

Total Italy		85,132

Japan — 13.4%
5,800	Bridgestone Corp.	99,014
5,700	Capcom Co. Ltd.	107,671
2,400	Honda Motor Co. Ltd.	84,715
4,600	Komatsu Ltd.	96,438
5,000	Nikon Corp.	109,156
2,690	Santen Pharmaceutical Co. Ltd.	80,737
4,800	Seiko Epson Corp.	74,549
1,400	Shin-Etsu Chemical Co. Ltd.	81,314
7,800	Shinko Electric Industries Co. Ltd.	120,642
600	SMC Corp.	81,442

Total Japan		935,678

Netherlands — 3.0%
1,635	Fugro N.V.	106,861
3,085	Imtech N.V.	98,794

Total Netherlands		205,655

Norway — 1.4%
8,600	DnB NOR ASA[1]	98,254

Total Norway		98,254

Singapore — 1.5%
36,000	SembCorp Marine Ltd.	107,824

Total Singapore		107,824

South Africa — 4.3%
4,615	Impala Platinum Holdings Ltd.	135,591
5,090	MTN Group Ltd.	78,267
3,450	Tiger Brands Ltd.	86,869

Total South Africa		300,727

South Korea — 1.2%
785	Hyundai Motor Co.	80,134

Total South Korea		80,134

Switzerland — 5.5%
2,410	Credit Suisse Group AG	124,226
560	Roche Holding AG	90,819
305	Syngenta AG	84,696

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Shares		Value
Switzerland — (continued)
335	Zurich Financial Services AG	$85,879

Total Switzerland		385,620

United Kingdom — 16.9%
8,555	AMEC PLC[3]	103,728
7,030	Antofagasta PLC[3]	110,947
17,069	Barclays PLC[3]	93,325
6,135	Croda International PLC[3]	87,233
5,345	Diageo PLC[3]	89,708
2,660	Next PLC[3]	87,351
1,275	Reckitt Benckiser Group PLC[3]	69,982
6,015	Schroders PLC[3]	104,695
3,900	Smiths Group PLC[3]	67,231
3,795	Standard Chartered PLC[3]	103,516
7,175	Travis Perkins PLC[1,3]	89,119
4,410	Tullow Oil PLC[3]	83,652
6,265	Weir Group PLC (The)[3]	88,892

Total United Kingdom		1,179,379

Total Common Stock (Cost $5,556,351)		6,583,093

Shares		Value
Preferred Stock — 1.4%
Brazil — 1.4%
2,090	Ultrapar Participacoes SA
(Cost $65,887)		$99,860

Short-Term Investments — 4.5%
155,617	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	155,617
155,616	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	155,616

Total Short-Term Investments (Cost $311,233)		311,233

Total Investments — 100.1% (Cost $5,933,471)[4]		6,994,186
Liabilities in Excess of Other Assets — (0.1%)		(7,659)

Total Net Assets — 100.0%		$6,986,527

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$ 85,401	$85,401	—	—
Belgium/ Luxembourg	83,733	83,733	—	—
Bermuda	195,572	195,572	—	—
Brazil	812,872	812,872	—	—
Canada	501,390	501,390	—	—
Finland	86,208	86,208	—	—
France	171,774	171,774	—	—
Germany	558,172	558,172	—	—
India	261,339	261,339	—	—
Indonesia	180,493	180,493	—	—
Ireland	267,736	267,736	—	—
Italy	85,132	85,132	—	—
Japan	935,678	935,678	—	—
Netherlands	205,655	205,655	—	—
Norway	98,254	98,254	—	—
Singapore	107,824	107,824		—
South Africa	300,727	300,727	—	—
South Korea	80,134	80,134	—	—
Switzerland	385,620	385,620	—	—
United Kingdom	1,179,379	1,179,379	—	—
Preferred Stock			—
Brazil	99,860	99,860		—
Short-Term Investments	311,233	311,233	—	—

Total	$6,994,186	$6,994,186	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $5,946,569. At March 31, 2010, net unrealized appreciation was $1,047,617. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,089,653, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $42,036.

CRM Funds

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	May 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	May 6, 2010

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Executive Officer (Principal Financial Officer)

Date	May 6, 2010

*	Print the name and title of each signing officer under his or her signature.